Clearing Broker Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Clearing Broker Assets and Liabilities

3. Clearing Broker Assets and Liabilities:

The Company has finished winding-down the operations of its stock loan and clearing services business, a low-margin business which required significant working capital. The wind-down of this business created a one-time benefit to cash flow from continuing operations. Also, as a result of the wind-down, the Company expects the balances of clearing broker assets and liabilities to remain at levels that approximate the level at December 31, 2012.

Clearing broker assets and liabilities are comprised of the following (in millions):

	December 31, 2011	December 31, 2012
Segregated customer cash	$23	$3
Securities borrowed	157	—
Receivables from customers and other	33	3

Clearing broker assets	$213	$6

Payables to customers	$16	$—
Securities loaned	145	—
Payable to brokers and dealers	18	4

Clearing broker liabilities	$179	$4

Segregated customer cash is held by the Company on behalf of customers. Securities borrowed and loaned are collateralized financing transactions which are cash deposits made to or received from other broker/dealers. Receivables from and payables to customers represent amounts due or payable on cash and margin transactions.